Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7) Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2014	2013	2012
Amount outstanding at December 31,	$189,116	204,162	159,846
Maximum amount outstanding at any month end	209,370	204,162	166,374
Average amount outstanding	189,430	180,275	152,982
Weighted average interest rate:
For the year	0.74%	0.82	0.96
As of year end	0.72	0.82	0.89

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities pledged against such borrowings. The line of credit requires securities to be pledged as collateral for the amount borrowed. As of December 31, 2014 and 2013, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York and, as a result, there were no related securities pledged.